Note 8 - Loss Per Share (Details Textual) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Shares, Outstanding, Ending Balance (in shares)	9,231,737		9,231,737
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	7,007,581	7,007,581	7,007,581	7,007,581
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		65,471	65,471	65,471
Earn-out Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		1,000,000	1,000,000	1,000,000